Financial Instruments - Summary of Maturity Analysis for Derivative Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Less than 1 month [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	$ 71,041	$ 2,375	$ 213,624
Less than 1 month [member] | Forward exchange contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled	(74,864)	(2,503)	2,040
Gross settled	47,790	1,598	23,587
Less than 1 month [member] | Forward exchange contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	9,296,123	310,803	2,580,194
Less than 1 month [member] | Forward exchange contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(9,248,333)	(309,205)	(2,556,607)
Less than 1 month [member] | Swap contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	23,251	777	190,037
Less than 1 month [member] | Swap contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	10,187,215	340,595	14,136,620
Less than 1 month [member] | Swap contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(10,163,964)	(339,818)	(13,946,583)
1 to 3 months [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	20,714	692	569,944
1 to 3 months [member] | Forward exchange contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Net settled	(13,246)	(443)	1,620
Gross settled	28,163	941	5,764
1 to 3 months [member] | Forward exchange contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	4,420,233	147,784	466,489
1 to 3 months [member] | Forward exchange contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(4,392,070)	(146,843)	(460,725)
1 to 3 months [member] | Swap contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(7,449)	(249)	564,180
1 to 3 months [member] | Swap contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	15,025,154	502,345	9,214,500
1 to 3 months [member] | Swap contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(15,032,603)	(502,594)	(8,650,320)
3 months to 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(444,242)	(14,853)	1,563,897
3 months to 1 year [member] | Forward exchange contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	2,506	83
3 months to 1 year [member] | Forward exchange contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	230,354	7,701
3 months to 1 year [member] | Forward exchange contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(227,848)	(7,618)
3 months to 1 year [member] | Swap contracts [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	(446,748)	(14,936)	1,563,897
3 months to 1 year [member] | Swap contracts [member] | Inflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	34,327,100	1,147,680	38,160,316
3 months to 1 year [member] | Swap contracts [member] | Outflows [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Gross settled	$ (34,773,848)	$ (1,162,616)	$ (36,596,419)